ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current
Accounts payable	$ 4,120	$ 4,234
Accrued and other liabilities	5,601	5,194
Lease liabilities	249	266
Financial liabilities	278	278
Insurance liabilities	389	433
Work in progress	514	481
Provisions and decommissioning liabilities	661	689
Liabilities associated with assets held for sale	8	23
Total current	11,820	11,598
Non-current
Accounts payable	92	94
Accrued and other liabilities	1,634	1,692
Lease liabilities	1,033	1,104
Financial liabilities	1,701	1,894
Insurance liabilities	1,473	1,501
Work in progress	27	20
Provisions and decommissioning liabilities	436	475
Total non-current	6,396	6,780
Bank overdrafts	476	558
Net defined benefit liability	248	250
Current net defined benefit liability	7	7
Non-current net defined benefit liability	241	243
Financial liabilities, sale-leaseback transaction	1,341	1,345
Current financial liabilities, sale-leaseback transaction	65	64
Non-current financial liabilities, sale-leaseback transaction	$ 1,276	$ 1,281